Investments (PCI Investments by Invested Asset Class) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fixed Maturity Securities
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	$ 5,624	$ 5,129
Carrying value	4,427	3,931
CMBS
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities [Abstract]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	0	148
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	$ 0	$ 129